Description of Plan (Tables) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Summary of Vesting in the Company's Contribution Portion of Participants' Accounts Plus Actual Earnings Thereon	Vesting in the Company’s contribution portion of the participants’ accounts plus actual earnings thereon is based on years of service in accordance with the following schedule:

Years of Service	Vested Percentage
Less than 2	0%
2	20%
3	40%
4	60%
5	80%
6	100%

Summary of Reconciliation of Change in Forfeited Non-vested Accounts

The following is a reconciliation of the change in forfeited non-vested accounts for the year ended December 31, 2025:

Forfeited non-vested accounts at beginning of year	$5,106,280
Forfeitures	5,839,680
Forfeitures used to reduce Company matching contributions	(5,778,584)
Forfeited non-vested accounts at end of year	$5,167,376